Stockholders' Equity and Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity and Accumulated Other Comprehensive Loss
Schedule of components of accumulated other comprehensive loss, net of related taxes

	Cumulative
	Foreign	Unrealized	Unrealized
	Currency	Gain (Loss)	Gain (Loss) on	Unrecognized
	Translation	on	Cash Flow	Pension
(Thousands of dollars)	Adjustment	Investments	Hedges	Cost	Total
Balance December 31, 2012	$(109,457)	$2,232	$(113)	$(64,206)	$(171,544)

Other comprehensive income (loss) before reclassifications	(45,956)	(1,124)	-	32,938	(14,142)
Amounts reclassified from accumulated other comprehensive loss to net earnings	-	(627)(1)	-	4,516(2)	3,889

Other comprehensive income (loss), net of tax	(45,956)	(1,751)	-	37,454	(10,253)

Balance December 31, 2013	$(155,413)	$481	$(113)	$(26,752)	$(181,797)

Other comprehensive income (loss) before reclassifications	(38,624)	775	(122)	(34,664)	(72,635)
Amounts reclassified from accumulated other comprehensive loss to net earnings	-	78(1)	235	1,482(2)	1,795

Other comprehensive income (loss), net of tax	(38,624)	853	113	(33,182)	(70,840)

Balance December 31, 2014	$(194,037)	$1,334	$-	$(59,934)	$(252,637)

(1) This represents realized gains and losses on the sale of available-for-sale securities and was recorded in other investment income, net.

(2) This primarily represents the amortization of actuarial losses that were included in net periodic pension cost and was recorded in operating income.  See Note 9 for further discussion.